CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended						6 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss							$ (12,842,446)		$ (17,276,072)				$ (30,736,098)		$ (110,712,948)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization							120,841		121,571				242,436		244,208
Unrealized foreign exchange (gain)/loss							108,224		327,383				375,298		(277,838)
Interest expense							3,009,002		3,054,946				4,791,782		3,884,695
Share based compensation issued to related parties for consultancy services							2,190,482		1,291,429				3,646,017		39,501,701
Share based compensation for consultancy services															18,417,816
Employee share based compensation							1,852,702		3,588,960				5,079,201		2,115,015
Impairment of ROU asset, net of lease termination															46,236
Impairment of prepayments and other current assets									1,156,316						731,940
Impairment of accounts receivable															334,952
Impairment of loans receivable													1,156,316		0
Impairment of goodwill															44,438
Impairment of investment in ANY															14,600,000
Changes in current assets and liabilities:
Decrease/(increase) in accounts receivable							1,100		534				(3,679)		712,554
(Increase) in prepayment and other current assets							(131,679)		(695,026)				(416,069)		(56,523)
(Decrease) in operating lease liability															(46,236)
Decrease in receivable with related parties															168,754
Increase(decrease) in accounts payable, accrued expenses and other payables							477,428		(263,348)				2,310,465		3,340,539
Increase (decrease) in payables to related parties							315,895		(125,000)				552,456		161,791
Net cash used in operating activities							(4,898,451)		(8,818,307)				(13,001,875)		(26,788,906)
Cash Flows from Investing Activities:
Purchase of property and equipment							(3,850)		(8,060)				(14,376)		(36,854)
Development of intangible assets							(1,360,525)		(104,604)				(1,767,148)
Net cash (used in) investing activities							(1,364,375)		(112,664)				(1,781,524)		(36,854)
Cash Flows from Financing Activities:
Proceeds from rights issuance							1,350,000		1,653,882				7,767,674
Call up capital received from related parties							222,306
Proceeds from issuance of ordinary shares															2,499,920
Proceeds from issuance of common stock to related parties									199,974				199,974
Repayment of short-term debt obligation from related parties									(250,000)				(250,000)
Proceeds from short-term debt from related party									4,178,008				4,369,413
Proceeds from short-term debt							400,000		762,505
Proceeds from convertible debt							4,301,855		2,627,543
Proceeds from long-term debt obligation													2,625,000		21,500,000
Net cash flow generated from financing activities							6,274,161		9,171,912				14,712,061		23,999,920
Effect of exchange rate changes on cash							38,522		(159,230)				42,399		177,287
Net change in cash							49,857		81,711				(28,939)		(2,648,553)
Cash, beginning of the period		$ 10,441			$ 39,380		10,441		39,380				39,380		2,687,933
Cash, end of the period	$ 60,298		$ 10,441	$ 121,091		$ 39,380	60,298		121,091		$ 60,298	$ 121,091	10,441		39,380
Supplemental disclosure of noncash investing and financing activities
Share-based payment for development of intangible asset									115,190				115,190
Cash paid for interest							0						0
Cash paid for taxes							0						0
Accrued interest payable converted to principal									3,000,000				4,040,989
Conversion of expenses under advanced subscription agreements							25,143		132,453
As filed [Member]
Cash Flows from Operating Activities:
Net loss									(24,568,765)						(104,105,437)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization									379,900						742,113
Unrealized foreign exchange (gain)/loss									63,284						(277,838)
Interest expense									4,134,431						3,884,695
Share based compensation issued to related parties for consultancy services															39,501,701
Share based compensation for consultancy services															18,417,816
Employee share based compensation									4,880,389						2,115,015
Impairment of ROU asset, net of lease termination															46,236
Impairment of prepayments and other current assets									1,156,316						731,940
Impairment of accounts receivable															334,952
Impairment of goodwill									1,080,110						7,418,302
Changes in current assets and liabilities:
Decrease/(increase) in accounts receivable									(605)						646,661
(Increase) in prepayment and other current assets									236,410						(215,468)
(Decrease) in operating lease liability															(46,236)
Decrease in receivable with related parties									(320,702)						(245,266)
Increase(decrease) in accounts payable, accrued expenses and other payables									(825,679)						4,766,607
Increase (decrease) in payables to related parties									670,050						(234,880)
Net cash used in operating activities									(8,962,030)						(26,762,923)
Cash Flows from Investing Activities:
Purchase of property and equipment									(104,604)						(25,973)
Development of intangible assets									(8,060)
Net cash (used in) investing activities									(112,664)						(25,973)
Cash Flows from Financing Activities:
Proceeds from rights issuance									1,653,882
Proceeds from issuance of ordinary shares															2,499,920
Proceeds from issuance of common stock to related parties									199,974
Repayment of short-term debt obligation from related parties									(250,000)
Proceeds from short-term debt from related party									4,178,008
Proceeds from short-term debt									762,505
Proceeds from convertible debt									2,627,543
Proceeds from long-term debt obligation															21,500,000
Net cash flow generated from financing activities									9,171,912						23,999,920
Effect of exchange rate changes on cash									(16,563)						140,658
Net change in cash									80,655						(2,648,318)
Cash, beginning of the period					41,709				41,709				41,709		2,690,024
Cash, end of the period				122,364		41,709			122,364			122,364			41,709
Armada Acquisition Corp I [Member]
Cash Flows from Operating Activities:
Net loss	(1,423,095)	(380,846)	(360,314)	(559,584)	(27,143)	607,027		$ (741,160)		$ 579,884	(2,164,255)	20,300		$ (320,150)		$ (3,622,794)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest expense	220,050	118,811	5,387	0	0	0		124,198		0	344,248	0
Interest earned on cash and marketable securities held in Trust Account			(334,836)			(1,289,673)		(604,992)		(2,264,081)	(811,281)	(2,697,147)		(3,084,260)		(1,025,942)
Stock-based compensation	526,209	25,200	50,400	134,363	27,963	27,963		75,600		55,926	601,809	190,289		218,254		111,852
Share based compensation for consultancy services								75,600		55,926
Changes in current assets and liabilities:
Prepaid expenses			20,071			55,678		29,824		58,206	(8,183)	25,706		28,337		398,920
Accounts payable and accrued expenses								684,212		407,667	1,327,705	979,793
Accounts payable			424,300			24,344								1,570,515		2,954,179
Income tax payable			67,834			260,331		43,761		35,497	39,243	117,873		(134,838)		145,621
Franchise tax payable			11,819			50,000		10,500		(68,800)	33,900	(28,000)		(137,900)		124,329
Net cash used in operating activities			(115,339)			(264,331)		(378,057)		(1,195,701)	(636,814)	(1,391,186)		(1,860,042)		(913,835)
Cash Flows from Investing Activities:
Withdrawals from trust for redemptions								10,384,496		117,079,879	10,384,496	117,079,879
Withdrawals from Trust Account to pay for income and franchise taxes								156,174		804,072	156,174	804,072
Withdrawals from Trust Account for redemptions of common stock														129,175,094		0
Withdrawals from Trust Account to pay for taxes														1,071,864		182,069
Principal deposited in Trust Account			(212,701)			0		(382,840)		(1,500,000)	(531,697)	(1,500,000)		(1,641,801)		0
Net cash (used in) investing activities			(212,701)			(1,500,000)		10,157,830		116,383,951	10,008,973	116,383,951		128,605,157		182,069
Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to related party			212,161			1,950,000		212,161		1,950,000	492,287	1,950,000		2,316,985		483,034
Proceeds from subscription agreement			110,000			0		440,000		0	473,008	0
Repayment of Promissory Notes to Related Party														(4,300)		(231,280)
Redemptions of shares								(10,384,496)		(117,079,879)	(10,384,496)	(117,079,879)		(129,175,094)		0
Net cash flow generated from financing activities			322,161			1,950,000		(9,732,335)		(115,129,879)	(9,419,201)	(115,129,879)		(126,862,409)		251,754
Net change in cash			(5,879)			185,669		47,438		58,371	(47,042)	(137,114)		(117,294)		(480,012)
Cash, beginning of the period	107,722	54,405	60,284	235,949	363,247	177,578	54,405	60,284	363,247	177,578	60,284	177,578	363,247	177,578		657,590
Cash, end of the period	$ 13,242	107,722	54,405	$ 40,464	235,949	363,247	$ 13,242	107,722	$ 40,464	235,949	13,242	40,464	$ 54,405	60,284	$ 363,247	177,578
Supplemental disclosure of noncash investing and financing activities
Remeasurement of common stock subject to possible redemption											1,108,476	3,477,548		3,943,038		548,862
Subsequent remeasurement of common stock subject to possible redemption			467,884			2,479,343		815,136		3,148,417
Excise tax payable on redemption		$ (103,845)			$ (1,170,799)			103,845		1,170,799	103,845	1,170,799		(1,291,751)
Cost of issuance of debt under Polar agreement			$ 108,634			$ 0		434,460		0
Cash paid for taxes								$ 71,153			114,078	0
Cost of issuance of debt under subscription agreements											$ 462,751	$ 0
Excise tax on redemptions														$ 1,291,751		$ 0
Armada Acquisition Corp I [Member] | As filed [Member]
Supplemental disclosure of noncash investing and financing activities
Cash paid for taxes										$ 407,687